DUE FROM RELATED PARTY	12 Months Ended
Dec. 31, 2022
Due From Related Party
DUE FROM RELATED PARTY

NOTE 6 — DUE FROM RELATED PARTY

Due from related parties as of December 31, 2022 and 2021 represents amounts receivable from related entities of the Company. The receivables are unsecured, bear no interest and are due on demand. The due from related parties (Long term) are recoverable within average life of three years.

	As of December 31,
	2022	2021

Due from related parties (Short term)
Accounts Receivable – Shareholders	$60,280	$20,550
Due from MSJ Foundation	102,356	—
Others	188,721	23,695
Total due from related parties (short term)	$351,357	$44,245

Due from related parties (Long term)
BMV Finance	$1,973,144	$—
Simon Zutshi	1,268,094	—
BG3 Ltd.	703,743	—
Zutshi LLP	380,121	—
Vision1 Investments	279,845	—
Crowd Property	260,124	—
Throckley	208,998	—
Others	98,187	—
Property Mastermind International	116,008	—
Total due from related parties (long term)	$5,288,264	$—
	$5,639,621	$44,245